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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/06

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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

                                                      NUMBER OF
DESCRIPTION                                             SHARES         VALUE
-----------                                           ---------   --------------
COMMON STOCKS 98.8%
AIR FREIGHT & LOGISTICS 3.6%
C.H. Robinson Worldwide, Inc.                           531,858   $   23,710,230
Expeditors International Washington, Inc.               605,881       27,010,175
                                                                  --------------
                                                                      50,720,405
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS 2.9%
Coach, Inc. (a)                                       1,199,961       41,278,658
                                                                  --------------
APPAREL RETAIL 1.6%
Abercrombie & Fitch Co., Class A                        321,653       22,348,450
                                                                  --------------
BIOTECHNOLOGY 1.5%
Genentech, Inc. (a)                                     248,859       20,580,639
                                                                  --------------
BROADCASTING & CABLE TV 2.2%
Grupo Televisa SA - ADR (Mexico)                      1,426,016       30,317,100
                                                                  --------------
CASINOS & GAMING 1.6%
International Game Technology                           538,909       22,364,723
                                                                  --------------
COMPUTER HARDWARE 3.2%
Apple Computer, Inc. (a)                                308,745       23,782,627
Dell, Inc. (a)                                          951,530       21,732,945
                                                                  --------------
                                                                      45,515,572
                                                                  --------------
CONSTRUCTION MATERIALS 1.5%
Cemex SA de CV - ADR (Mexico)                           695,270       20,913,722
                                                                  --------------
CONSUMER FINANCE 3.0%
American Express Co.                                    744,391       41,745,447
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES 3.6%
First Data Corp.                                        645,167       27,097,014
Iron Mountain, Inc. (a)                                 550,588       23,642,249
                                                                  --------------
                                                                      50,739,263
                                                                  --------------
DEPARTMENT STORES 4.8%
Sears Holdings Corp. (a)                                430,263       68,020,278
                                                                  --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 2.2%
Corporate Executive Board Co.                           343,456       30,880,129
                                                                  --------------
EDUCATION SERVICES 1.9%
Apollo Group, Inc., Class A (a)                         552,318       27,196,138
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS 5.2%
Monsanto Co.                                          1,542,801       72,527,075
                                                                  --------------
HEALTH CARE SUPPLIES 1.4%
Dade Behring Holdings, Inc.                             503,189       20,208,070
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE 2.6%
Electronic Arts, Inc. (a)                               648,828       36,126,743
                                                                  --------------
HOMEBUILDING 2.5%
Pulte Homes, Inc.                                     1,110,782       35,389,515
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES 2.5%
Marriott International, Inc., Class A                   893,824       34,537,359
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 1.3%
Monster Worldwide, Inc. (a)                             501,678       18,155,727
                                                                  --------------
HYPERMARKETS & SUPER CENTERS 3.0%
Costco Wholesale Corp.                                  862,529       42,850,441
                                                                  --------------
INTERNET RETAIL 2.3%
Amazon.com, Inc. (a)                                  1,010,680       32,463,042
                                                                  --------------
INTERNET SOFTWARE & SERVICES 15.7%
Akamai Technologies, Inc. (a)                           471,007       23,545,640
eBay, Inc. (a)                                        2,531,274       71,786,931
Google, Inc., Class A (a)                               185,364       74,497,792
Yahoo!, Inc. (a)                                      1,981,670       50,096,618
                                                                  --------------
                                                                     219,926,981
                                                                  --------------
MANAGED HEALTH CARE 2.2%
UnitedHealth Group, Inc.                                625,199       30,759,791
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION 3.9%
Ultra Petroleum Corp. (a)                             1,130,627       54,394,465
                                                                  --------------
PACKAGED FOODS & MEATS 1.4%
Wm. Wrigley Jr. Co.                                     424,960       19,573,658
                                                                  --------------
PROPERTY & CASUALTY INSURANCE 2.9%
Berkshire Hathaway, Inc., Class B (a)                    12,899       40,941,426
                                                                  --------------

PUBLISHING 1.6%
McGraw-Hill Co., Inc.                                   388,282       22,532,004
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 5.4%
Brookfield Asset Management, Inc.,
   Class A (Canada)                                   1,700,418       75,396,534
                                                                  --------------
SEMICONDUCTORS 1.2%
Marvell Technology Group, Ltd. (Bermuda) (a)            882,663       17,097,182
                                                                  --------------
SPECIALIZED FINANCE 4.3%
Chicago Mercantile Exchange Holdings, Inc.               40,462       19,350,951
Moody's Corp.                                           635,306       41,536,306
                                                                  --------------
                                                                      60,887,257
                                                                  --------------
TOBACCO 1.3%
Altria Group, Inc.                                      246,954       18,904,329
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES 4.5%
America Movil SA de CV, Ser L - ADR (Mexico)          1,070,609       42,149,876
Crown Castle International Corp. (a)                    585,220       20,623,153
                                                                  --------------
                                                                      62,773,029
                                                                  --------------
TOTAL LONG-TERM INVESTMENTS 98.8%
   (Cost $1,252,994,803)                                           1,388,065,152

REPURCHASE AGREEMENT 1.4%
State Street Bank & Trust Co. ($19,057,000 par
   collateralized by U.S. Government
   obligations in a pooled cash account,
   interest rate of 5.15%, dated 09/29/06, to
   be sold on 10/02/06 at $19,065,179)
   (Cost $19,057,000)                                                 19,057,000
                                                                  --------------
TOTAL INVESTMENTS 100.2%
   (Cost $1,272,051,803)                                           1,407,122,152

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                          (2,404,742)
                                                                  --------------
NET ASSETS 100.0%                                                 $1,404,717,410
                                                                  ==============

     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pace Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006